Unaudited Interim Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Share capital	Treasury shares	Additional paid in capital	Contributed capital surplus	Accumulated earnings (deficit)
Balance at beginning of period (in shares) at Dec. 31, 2020		143,327,697
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)		56,917,924
Distribution of treasury shares ( in shares)		170,000
Balance at end of period (in shares) at Jun. 30, 2021		200,415,621
Balance at beginning of period at Dec. 31, 2020		$ 7,215	$ (5,386)	$ 979	$ 1,732,670	$ (366,722)
Increase (decrease) in Equity [Roll Forward]
Shares issued		2,846		349,379
Shares distributed			964			(390)
Stock option expense				313
Transfer to contributed surplus				(350,671)	350,671
Distributions to shareholders					(50,104)
Loss on distributed treasury shares			964			(390)
Net income						128,074
Balance at end of period at Jun. 30, 2021	$ 1,799,838	$ 10,061	(4,422)	0	2,033,237	(239,038)
Balance at beginning of period (in shares) at Dec. 31, 2021	200,435,621	200,435,621
Increase (decrease) in Equity [Roll Forward]
Distribution of treasury shares ( in shares)		450,000
Balance at end of period (in shares) at Jun. 30, 2022	200,885,621	200,885,621
Balance at beginning of period at Dec. 31, 2021	$ 1,928,741	$ 10,061	(4,309)	285	1,762,649	160,055
Increase (decrease) in Equity [Roll Forward]
Shares distributed			2,568			(1,740)
Stock option expense				302
Distributions to shareholders					(180,392)	(100,443)
Loss on distributed treasury shares			2,568			(1,740)
Net income						289,072
Balance at end of period at Jun. 30, 2022	$ 1,938,108	$ 10,061	$ (1,741)	$ 587	$ 1,582,257	$ 346,944